Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 1,645,760	¥ 915,481	¥ 573,247
Finance Lease, Liability	812,079	926,022
Accelarated depreciation on property plant and equipment	295,930
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	107,415	84,998	¥ 10,598
Tools, Dies And Molds [Member]
Property, Plant and Equipment [Line Items]
Accumulated impairment loss	¥ (107,010)	¥ (97,643)
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Liability				¥ 1,001,820